1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

December 13, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,605

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,605 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

•	iShares 0-5 Year TIPS Bond ETF (“STIP”)

•	iShares TIPS Bond ETF (“TIP” and together with STIP, the “Funds” and each a “Fund”)

The Amendment is being filed to reflect the following material changes to the Funds’ prior annual update filing, Post-Effective Amendment No. 2,523, filed pursuant to Rule 485(b), which became effective on March 1, 2022: a change in each Fund’s respective underlying index, as stated in the table below, along with corresponding changes to the respective Fund’s principal investment strategies and principal risks made to track the underlying index, each of which is expected to take effect on or around January 31, 2023.

Fund	Current Underlying Index	New Underlying Index
STIP	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)	ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index
TIP	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	ICE U.S. Treasury Inflation Linked Bond Index

BRUSSELS    CHICAGO    FRANKFURT     HOUSTON    LONDON    LOS ANGELES    MILAN

NEW YORK    PALO ALTO    PARIS    ROME    SAN FRANCISCO    WASHINGTON

December 13, 2022

The Amendment also reflects other non-material changes as the Trust deems appropriate. The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it will become effective 60 days after filing.

The Amendment follows the general format used by previous filings of the Trust. As an example, the Amendment follows the format of Post-Effective Amendment No. 2,586, filed pursuant to Rule 485(a)(1) on September 22, 2022, relating to iShares International Equity Factor ETF, iShares Self-Driving EV and Tech ETF, and iShares U.S. Equity Factor ETF, which was reviewed by the Staff and became effective on December 1, 2022. The Trust notes that each Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund.

The operations of Funds, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

*        *        *

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Marisa Rolland

Jennifer Kerslake

Michael Gung

George Rafal

Luis Mora

Toree Phuong Ho

Samuel Bolam

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).